Document and Entity Information	Apr. 11, 2022
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Apr. 11, 2022
Entity Registrant Name	Precision BioSciences, Inc.
Entity Central Index Key	0001357874
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Entity File Number	001-38841
Entity Incorporation, State or Country Code	DE
Entity Tax Identification Number	20-4206017
Entity Address, Address Line One	302 East Pettigrew St
Entity Address, Address Line Two	Suite A-100
Entity Address, City or Town	Durham
Entity Address, State or Province	NC
Entity Address, Postal Zip Code	27701
City Area Code	919
Local Phone Number	314-5512
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Trading Symbol	DTIL
Title of 12(b) Security	Common stock, par value $0.000005 per share
Security Exchange Name	NASDAQ